As filed with the Securities and Exchange Commission on October 27, 2006

                                                         File Nos. 333-120144
                                                                   811-21664


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No. ___          /___/

                           Post-Effective Amendment No. 2          /_X__/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No. 3                         /_X__/

                        (Check appropriate box or boxes)

                           PIONEER SERIES TRUST III
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Series Trust III,
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

           ____ immediately upon filing pursuant to paragraph (b) _X___ on November 1, 2006 pursuant to paragraph (b)
           ___  60 days after filing pursuant to paragraph (a)(1)
           ____  on [date] pursuant to paragraph(a)(1)
           ____  75 days after filing pursuant to paragraph (a)(2)
           ____  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PIONEER
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CULLEN VALUE FUND


                                             Prospectus

                                             November 1, 2006

                                             Class A, Class B and Class C Shares



Contents


Basic information about the fund ..............  1
Management .................................... 11
Buying, exchanging and selling shares ......... 13
Dividends, capital gains and taxes ............ 45
Financial highlights .......................... 46

Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.


[LOGO] PIONEER
       Investments(R)

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An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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Contact your investment professional to discuss how the fund fits into your portfolio.
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Basic information about the fund


Investment objectives

Capital appreciation. Current income is a secondary objective.


Principal investment strategies
The fund invests primarily in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

Investments in non-U.S. securities
The fund may invest up to 30% of its total assets in securities of non-U.S. issuers. Up to 10% of the fund's total assets may be invested in securities of emerging market issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.

The fund uses a "value" style of management. Pioneer Investment Management, Inc., the fund's investment adviser, has engaged Cullen Capital Management LLC to act as the fund's subadviser under Pioneer's supervision. Using this investment style, the subadviser seeks securities selling at substantial discounts to their underlying values. The subadviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the subadviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. The subadviser also considers a security's potential to provide current income. The subadviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The subadviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the subadviser looks for in selecting investments include:
o a below average price/earnings ratio as compared to that of the Standard & Poor's (S&P) 500 Stock Index; and
o above average projected earnings growth as compared to that of the S&P 500 Stock Index.

The subadviser generally sells a portfolio security when it believes that the security's market value reflects its underlying value. The subadviser makes that determination based upon the same criteria it uses to select portfolio securities.

Basic information about the fund


Principal risks of investing in the fund
You could lose money on your investment or not make as much as if you invested elsewhere if:
o The stock market goes down or performs poorly relative to other investments (this risk may be greater in the short term)
o    Large, mid-size or value stocks fall out of favor with investors
o The fund's investments remain undervalued or do not have the potential value originally expected

The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Risks of mid-size companies
The fund also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:
o    Be more sensitive to changes in earnings results and investor expectations
o    Have more limited product lines and capital resources
o    Experience sharper swings in market values
o    Be harder to sell at the times and prices the subadviser thinks appropriate
o    Offer greater potential for gain and loss

Risks of non-U.S. investments
Investing in Canadian and other non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect the securities markets
o    Withholding and other non-U.S. taxes may decrease the fund's return

Market segment risks
To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Basic information about the fund


The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund acquired the assets and liabilities of Cullen Value Fund (the predecessor fund) on February 25, 2005. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

The predecessor fund offered only one class of shares which was most similar to Class A shares of the fund, except that the predecessor fund did not impose a sales charge. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the fund. The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's single class of shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance
The chart shows the year-by-year performance of the fund's Class A shares. Class B and Class C shares will have different performance.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

Annual return Class A shares (%)
(Year ended December 31)


[The following data was represented as a bar chart in the printed material]

'01                 2.13
'02                -7.92
'03                38.07
'04                14.14
'05                13.34


The highest calendar quarterly return was 19.12% (9/30/2003 to 12/31/2003) The lowest calendar quarterly return was -17.98% (6/30/2002 to 9/30/2002)

At September 30, 2006, the year-to-date return was 10.51%.

Basic information about the fund


Comparison with the Standard and Poor's 500 Index
The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index. This index is an unmanaged measure of the performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market.

Unlike the fund, the index is not managed and does not incur expenses. The table:
o    Reflects sales charges applicable to the class
o    Assumes that you sell your shares at the end of the period
o    Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2005)

                                                            Since      Inception
                                   1 Year     5 Years   Inception          Date#
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Class A                                                                  7/1/00
Return before taxes                  6.80        9.63       10.38
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Return after taxes
on distributions                     6.54        9.32       10.08
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Return after taxes on
distributions and sale of shares     4.76        8.22        8.92
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Class B                                                                  7/1/00
Return before taxes                  8.53       10.77       11.43
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Class C                                                                  7/1/00
Return before taxes                 12.54       10.77       11.43
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Standard and Poor's 500 Index
(reflects no deduction for taxes)    4.91        0.54       -0.89
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# Inception date of the predecessor fund's single class of shares. Class A, Class B and Class C shares commenced operations on February 28, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                      Class A       Class B      Class C
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Maximum sales charge (load) when you buy shares
as a percentage of offering price                          5.75%         None         None
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Maximum deferred sales charge (load) as a percent-
age of offering price or the amount you receive when
you sell shares, whichever is less                         None(1)       4%           1%
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Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets              Class A       Class B     Class C
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Management Fee                                             0.70%         0.70%        0.70%
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Distribution and Service (12b-1) Fee                       0.25%         1.00%        1.00%
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Other Expenses                                             0.20%         0.39%        0.24%
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Total Annual Fund Operating Expenses(2)                    1.15%         2.09%        1.94%
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Less: Fee Waiver and Expense Limitation(3)                 0.00%         0.00%        0.00%
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Net Expenses(3)                                            1.15%         2.09%        1.94%
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Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's total operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                   If you sell your shares             If you do not sell your shares
              ----------------------------------       ------------------------------
                             Number of years you own your shares
              ----------------------------------------------------------------------
                 1         3         5        10       1       3         5        10
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Class A       $685    $919      $1,172    $1,892    $685    $919    $1,172    $1,892
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Class B        612     955       1,224     2,180     212     655     1,124     2,180
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Class C        297     609       1,047     2,264     197     609     1,047     2,264
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Basic information about the fund


1 Class A purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%. See "Buying, exchanging and selling shares."

2 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

3 Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through November 1, 2009 for Class A shares and through November 1, 2007 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. See the statement of additional information for details regarding the expense limitation agreement.

Non-principal investment strategies and related risks
As discussed, the fund invests primarily in equity securities.

This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Debt securities
The fund may invest up to 10% of its total assets in debt securities of U.S. and non-U.S. corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities including below investment grade convertible debt securities. The fund invests in debt securities when the subadviser believes they are consistent with the fund's investment objectives of capital appreciation and, secondarily, current income, to diversify the fund's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors that could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Cash management and temporary investments
Normally, the fund invests substantially all of its assets to meet its investment objectives. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objectives. The fund intends to adopt a defensive strategy when the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Basic information about the fund


Short-term trading
The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

See "Financial highlights" for actual annual turnover rates.

Derivatives
The fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, the fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
o As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
o    As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. The fund will only invest in derivatives to the extent the subadviser believes these investments do not prevent the fund from seeking its investment objectives.

Management


Pioneer, the fund's investment adviser,
oversees the fund's operations and supervises the fund's subadviser, which is responsible for the day-to-day management of the fund's portfolio.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of September 30, 2006, assets under management were approximately $275 billion worldwide, including over $70 billion in assets under management by Pioneer.

Investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule that would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval.

Investment subadviser
Cullen Capital Management LLC ("Cullen"), the fund's subadviser, is an investment advisory firm that was established in 2000. As of September 30, 2006, Cullen had approximately $2.4 billion in net assets under management. Cullen is located at 645 Fifth Avenue, New York, New York 10022.

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of James P. Cullen (lead manager), President of Cullen (since 2000), John C. Gould, Executive Vice President of Cullen (since 2000) and Brooks H. Cullen, Vice President of Cullen (since 2000).

The fund's statement of additional information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the fund.

Management


Management fee
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.70% of the fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion and 0.55% on assets over $3 billion. The fee is accrued daily and paid monthly.

Pioneer, and not the fund, pays a portion of the fee it receives from the fund to Cullen as compensation for Cullen's subadvisory services to the fund.

A discussion regarding the basis for the Board of Trustees' approval of the management contract will be available in the fund's semiannual report to shareholders, dated December 31, 2006.

Distributor and transfer agent
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Disclosure of portfolio holdings
The fund's policies and procedures with respect to disclosure of the fund's portfolio securities are described in the statement of additional information and on Pioneer's website at www.pioneerinvestments.com.

Buying, exchanging and selling shares


Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses a security's fair value. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. All valuations of securities on a fair value basis are made pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services.

The fund uses the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events in the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.

Certain types of securities, including those discussed in this paragraph, are priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that the fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these

Buying, exchanging and selling shares


funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.


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Share price

The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge.
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Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds.
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Choosing a class of shares
The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:
o    How long you expect to own the shares
o    The expenses paid by each class
o    Whether you qualify for any reduction or waiver of sales charges

Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

Distribution plans
The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense of the fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

Additional payments to financial intermediaries
There are two principal ways you compensate the financial intermediary through which you buy shares of the fund - directly, by the payment of sales commissions, if any; and indirectly, as a result of the fund paying Rule 12b-1 fees.

Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of the fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments could be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries for providing certain administrative services and transaction processing services.

Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer funds' assets. Although an intermediary may request additional compensation from Pioneer to offset costs incurred by the financial intermediary in servicing its clients, the intermediary may earn a profit on these payments, if the amount of the payment may exceed the intermediary's costs.

The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it

Buying, exchanging and selling shares


receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.

Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the funds.

Comparing classes of shares

                    Class A                     Class B                     Class C
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Why you might       Class A shares may be       You may prefer Class B      You may prefer Class C
prefer each class   your best alternative if    shares if you do not        shares if you do not
                    you prefer to pay an        want to pay an initial      wish to pay an initial
                    initial sales charge and    sales charge, or if you     sales charge and you
                    have lower annual           plan to hold your invest-   would rather pay higher
                    expenses, or if you         ment for at least five      annual expenses over
                    qualify for any reduction   years.                      time.
                    or waiver of the initial
                    sales charge.
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Initial sales       Up to 5.75% of the          None                        None.
charge              offering price, which is
                    reduced or waived for
                    large purchases and
                    certain types of inves-
                    tors. At the time of your
                    purchase, your invest-
                    ment firm may receive a
                    commission from the
                    distributor of up to 5%,
                    declining as the size of
                    your investment
                    increases.
----------------------------------------------------------------------------------------------------
Contingent          None, except in certain     Up to 4% is charged if      A 1% charge if you sell
deferred sales      circumstances when          you sell your shares.       your shares within one
charges             the initial sales charge    The charge is reduced       year of purchase. Your
                    is waived.                  over time and not           investment firm may
                                                charged after five years.   receive a commission
                                                Your investment firm        from the distributor at
                                                may receive a commis-       the time of your pur-
                                                sion from the distributor   chase of up to 1%.
                                                at the time of your pur-
                                                chase of up to 4%.
----------------------------------------------------------------------------------------------------
Distribution and    Up to 0.25% of average      Up to 1% of average         Up to 1% of average
service fees        daily net assets.           daily net assets.           daily net assets.
----------------------------------------------------------------------------------------------------
Annual expenses     Lower than Class B or       Higher than Class A         Higher than Class A
(including          Class C.                    shares; Class B shares      shares; Class C shares
distribution and                                convert to Class A          do not convert to any
service fees)                                   shares after eight          other class of shares.
                                                years.                      You continue to pay
                                                                            higher annual expenses.
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Exchange            Class A shares of other     Class B shares of other     Class C shares of other
privilege           Pioneer mutual funds.       Pioneer mutual funds.       Pioneer mutual funds.
----------------------------------------------------------------------------------------------------
Maximum             None                        $49,999                     $999,999
purchase amount
(per transaction)
----------------------------------------------------------------------------------------------------

Buying, exchanging and selling shares


Sales charges: Class A shares

You pay the offering price when you buy Class A shares unless you qualify to purchase shares at net asset value. You pay a lower sales charge as the size of your investment increases. You do not pay a sales charge when you reinvest dividends or capital gain distributions paid by the fund. You do not pay a contingent deferred sales charge when you sell shares purchased through reinvestment of dividends or capital gain distributions.


--------------------------------------------------------------------------------
Offering price

The net asset value per share plus any initial sales charge.

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Sales charges for Class A shares


                                                            Sales charge as % of
                                                        ------------------------
                                                          Offering    Net amount
Amount of purchase                                           price      invested
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Less than $50,000                                             5.75         6.10
--------------------------------------------------------------------------------
$50,000 but less than $100,000                                4.50         4.71
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$100,000 but less than $250,000                               3.50         3.63
--------------------------------------------------------------------------------
$250,000 but less than $500,000                               2.50         2.56
--------------------------------------------------------------------------------
$500,000 but less than $1 million                             2.00         2.04
--------------------------------------------------------------------------------
$1 million or more                                             -0-          -0-
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The dollar amount of the sales charge is the difference between the offering price of the shares purchased (based on the applicable sales charge in the table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower due to rounding.

Reduced sales charges
You may qualify for a reduced Class A sales charge if you own or are purchasing shares of Pioneer mutual funds. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints." Pioneer offers two principal means of taking advantage of breakpoints in sales charges for aggregate purchases of Class A shares over time if:
o The amount of shares you own plus the amount you are investing now is at least $50,000 (Rights of accumulation)
o You plan to invest at least $50,000 over the next 13 months (Letter of intent)

Rights of accumulation
If you qualify for rights of accumulation, your sales charge will be based on the combined value (at the current offering price) of all your Pioneer mutual fund shares, the shares of your spouse and the shares of any children under the age of 21.

Letter of intent
You can use a letter of intent to qualify for reduced sales charges in two situations:
o If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months
o If you include in your letter of intent the value (at the current offering price) of all of your Class A shares of the fund and Class A, Class B or Class C shares of all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy

Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). Any share class for which no sales charge is paid cannot be included under the letter of intent. For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Buying, exchanging and selling shares


Qualifying for a reduced Class A sales charge


In calculating your total account value in order to determine whether you have net sales charge breakpoints, you can include your Pioneer mutual fund shares, those of your spouse and the shares of any children under the age of 21. Pioneer will use each fund's current offering price to calculate your total account value. Certain trustees and fiduciaries may also qualify for a reduced sales charge.


To receive a reduced sales charge, you or your investment professional must, at the time of purchase, notify the distributor of your eligibility. In order to verify your eligibility for a discount, you may need to provide your investment professional or the fund with information or records, such as account numbers or statements, regarding shares of the fund or other Pioneer mutual funds held in all accounts by you, your spouse or children under the age of 21 with that investment professional or with any other financial intermediary. Eligible accounts may include joint accounts, retirement plan accounts, such as IRA and 401k accounts, and custodial accounts, such as ESA, UGMA and UTMA accounts.

It is your responsibility to confirm that your investment professional has notified the distributor of your eligibility for a reduced sales charge at the time of sale. If you or your investment professional do not notify the distributor of your eligibility, you will risk losing the benefits of a reduced sales charge.


For this purpose, Pioneer mutual funds include any fund for which the distributor is principal underwriter and, at the distributor's discretion, may include funds organized outside the U.S. and managed by Pioneer or an affiliate.


You can locate information regarding the reduction or waiver of sales charges, in a clear and prominent format and free of charge, on Pioneer's website at www.pioneerinvestments.com. The website includes hyperlinks that facilitate access to this information.

Class A purchases at a reduced initial sales charge or net asset value are also available to:
Group plans if the sponsoring organization:
o    recommends purchases of Pioneer mutual funds to,
o    permits solicitation of, or
o    facilitates purchases by its employees, members or participants.

Class A purchases at net asset value

You may purchase Class A shares at net asset value (without a sales charge) as follows.


Investments of $1 million or more and certain retirement plans
You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more, are a participant in an employer-sponsored retirement plan with at least $1 million in total plan assets or are a participant in certain employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004 with 100 or more eligible employees or at least $500,000 in total plan assets. However, you may pay a deferred sales charge if you sell your Class A shares within 18 months of purchase (one year of purchase for shares purchased prior to February 1, 2004). The sales charge is equal to 1% of your investment or your sale proceeds, whichever is less.

If you believe you qualify for any of the Class A sales charge waivers discussed below, contact your investment professional or the distributor. You are required to provide written confirmation of your eligibility. You may not resell these shares except to or on behalf of the fund.

Class A purchases at net asset value are available to:
o    Current or former trustees and officers of the fund;
o Partners and employees of legal counsel to the fund (at the time of initial share purchase);
o Directors, officers, employees or sales representatives of Pioneer and its affiliates (at the time of initial share purchase);
o Directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for which Pioneer serves as investment adviser (at the time of initial share purchase);
o Officers, partners, employees or registered representatives of broker-dealers (at the time of initial share purchase) which have entered into sales agreements with the distributor;
o Employees of AmSouth Bank (at the time of initial share purchase) investing through an account held with AmSouth Investment Services, Inc.;
o    Members of the immediate families of any of the persons above;
o Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;
o    Insurance company separate accounts;
o Certain wrap accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the distributor;
o Other funds and accounts for which Pioneer or any of its affiliates serve as investment adviser or manager;

Buying, exchanging and selling shares


o In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies;
o    Certain unit investment trusts;
o Employer-sponsored retirement plans with at least $1 million in total plan assets;
o Employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004 with 100 or more eligible employees or at least $500,000 in total plan assets;
o Participants in Optional Retirement Programs if (i) your employer has authorized a limited number of mutual funds to participate in the program,
     (ii) all participating mutual funds sell shares to program participants at net asset value, (iii) your employer has agreed in writing to facilitate investment in Pioneer mutual funds by program participants and (iv) the program provides for a matching contribution for each participant contribution;
o Participants in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer;
o Individuals receiving a distribution consisting of Class Y shares of a Pioneer fund from a trust, fiduciary, custodial or other similar account who purchase Class A shares of the same Pioneer fund within 90 days of the date of the distribution;
o Shareholders of record (i.e., not held in the name of your broker or an omnibus account) on the date of the reorganization of a predecessor Safeco fund into a corresponding Pioneer fund, shareholders who owned shares in the name of an omnibus account provider on that date that agrees with the fund to distinguish beneficial holders in the same manner, and retirement plans with assets invested in the predecessor Safeco fund on that date.


In addition, Class A shares may be purchased at net asset value through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include the Pioneer funds in their program without the imposition of a sales charge. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Reinstatement privilege for Class A and Class B shares
If you recently sold all or part of your Class A or Class B shares, you may be able to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any Pioneer mutual fund. To qualify for reinstatement:
o You must send a written request to the transfer agent no more than 90 days after selling your shares and
o The registration of the account in which you reinvest your sale proceeds must be identical to the registration of the account from which you sold your shares.

When you elect reinstatement, you are subject to the provisions outlined in the selected fund's prospectus, including the fund's minimum investment requirement. Your sale proceeds will be reinvested in shares of the fund at the Class A net asset value per share determined after the transfer agent receives your written request for reinstatement.

You may realize a gain or loss for federal income tax purposes as a result of your sale of fund shares, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.

Class A shares that are subject to a contingent deferred sales charge
Purchases of Class A shares of $1 million or more, or by participants in a group plan which were not subject to an initial sales charge, may be subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge is payable to the distributor in the event of a share redemption within 18 months (12 months for shares purchased prior to February 1, 2004) following the share purchase at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. However, the contingent deferred sales charge is waived for redemptions of Class A shares purchased by an employer-sponsored retirement plan described under Section 401(a), 403(b) or 457 of the Internal Revenue Code that has at least $1 million in total plan assets (or that has 1,000 or more eligible employees for plans with accounts established with Pioneer on or before March 31, 2004).


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Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds.
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Buying, exchanging and selling shares


Sales charges: Class B shares

You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within five years of purchase, you will pay the distributor a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase increases.

Contingent deferred sales charge
--------------------------------------------------------------------------------
On shares sold                                                         As a % of
before the                                                 dollar amount subject
end of year                                                  to the sales charge
--------------------------------------------------------------------------------
1                                                                              4
--------------------------------------------------------------------------------
2                                                                              4
--------------------------------------------------------------------------------
3                                                                              3
--------------------------------------------------------------------------------
4                                                                              2
--------------------------------------------------------------------------------
5                                                                              1
--------------------------------------------------------------------------------
6+                                                                             0
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Shares purchased prior to December 1, 2004 remain subject to the contingent deferred sales charges in effect at the time you purchased those shares. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any CDSC that applied to the shares you originally purchased.

Conversion to Class A shares
Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares eight years after the date of purchase except that:
o Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares over time in the same proportion as other shares held in the account
o Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.

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Paying the contingent deferred sales charge (CDSC)

Several rules apply for Class B shares so that you pay the lowest possible CDSC.
o    The CDSC is calculated on the current market value or the original cost of
o    the shares you are selling, whichever is less
o    You do not pay a CDSC on reinvested dividends or distributions
o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
o You may qualify for a waiver of the CDSC normally charged. See "Waiver or reduction of contingent deferred sales charges"

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--------------------------------------------------------------------------------
Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds.

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Buying, exchanging and selling shares


Sales charges: Class C shares

You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, you will pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost of the shares you are selling, whichever is less.


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Paying the contingent deferred sales charge (CDSC)
Several rules apply for Class C shares so that you pay the lowest possible CDSC.
o The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
o    You do not pay a CDSC on reinvested dividends or distributions
o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
o You may qualify for a waiver of the CDSC normally charged. See "Waiver or reduction of contingent deferred sales charges"

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Contingent deferred sales charge

 A sales charge that may be deducted from your sale proceeds.
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Waiver or reduction of contingent deferred sales charges (CDSC)
It is your responsibility to confirm that your investment professional has notified the distributor of your eligibility for a reduced sales charge at the time of sale. If you or your investment professional do not notify the distributor of your eligibility, you will risk losing the benefits of a reduced sales charge.

Class A, Class B and Class C shares
The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:
o The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;
o You become disabled (within the meaning of Section 72 of the Internal Revenue Code) after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;
o The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);

o The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code and, in connection with the distribution, one of the following applies:
     - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);
     - It is a required minimum distribution due to the attainment of age 701/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);
     - It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held; or
     - It is in the form of a loan to a participant in a plan that permits loans (each repayment applied to the purchase of shares will be subject to a CDSC as though a new purchase);
o The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is or is in connection with:
     -    A return of excess employee deferrals or contributions;
     - A qualifying hardship distribution as described in the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;
     - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year; or
     - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
o The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account; or
o The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

Please see the fund's statement of additional information for more information regarding reduced sales charges and breakpoints.

Buying, exchanging and selling shares


Opening your account

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.


If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.


Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

Telephone transaction privileges
If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

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By phone

If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 7:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. You may use FactFone(SM) at any time.

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Online transaction privileges
If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
o    For new accounts, complete the online section of the account application
o For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerinvestments.com

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

Buying, exchanging and selling shares

General rules on buying, exchanging and selling your fund shares


Share price

If you place an order to purchase, exchange or sell shares with the transfer agent or a broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. The broker-dealer is responsible for transmitting your order to the fund in a timely manner.

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Good order means that:
o    You have provided adequate instructions
o    There are no outstanding claims against your account
o    There are no transaction limitations on your account
o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
o    Your request includes a signature guarantee if you:
     -    Are selling over $100,000 or exchanging over $500,000 worth of shares
     -    Changed your account registration or address within the last 30 days
     - Instruct the transfer agent to mail the check to an address different from the one on your account
     -    Want the check paid to someone other than the account owner(s)
     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

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Buying

You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you exchange for cash in an amount equal to the value of the fund shares that you receive in exchange. Your sales charge for purchases of fund shares will be based upon the value of the fund shares that you receive. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.

Minimum investment amounts
Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. Minimum investment amounts may be waived for share purchases made through certain mutual fund programs (e.g., asset based fee program accounts) sponsored by qualified intermediaries, such as broker-dealers and investment advisers, who have entered into an agreement with Pioneer and purchase and hold such fund shares through omnibus accounts.

Maximum purchase amounts
Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares. These limits are applied on a per transaction basis. Class A shares are not subject to a maximum purchase amount.


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Retirement plan accounts
You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.


You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
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Identity verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

Buying, exchanging and selling shares


The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value (less applicable sales charges) on the date of redemption.

Exchanging
You may exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. Your exchanges are subject to certain limitations. See "Shareowner Account Policies - Exchange Limitations."

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling
Your shares will be sold at net asset value per share next calculated after the fund or its authorized agent, such as broker-dealers, receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.


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You may have to pay income taxes on a sale or an exchange.
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Consult your investment professional to learn more about buying, exchanging or selling fund shares.

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Buying shares

Through your investment firm
Normally, your investment firm will send your purchase request to the fund's distributor and/or transfer agent. Consult your investment professional for more information. Your investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for your purchase of fund shares.

By phone or online
You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional fund shares by phone or online if:
o    You established your bank account of record at least 30 days ago
o    Your bank information has not changed for at least 30 days
o You are not purchasing more than $25,000 worth of shares per account per day
o    You can provide the proper account identification information

When you request a telephone or online purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

In writing, by mail or by fax
You can purchase fund shares for an existing fund account by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

Buying, exchanging and selling shares


Exchanging shares

Through your investment firm
Normally, your investment firm will send your exchange request to the fund's transfer agent. Consult your investment professional for more information about exchanging your shares.

By phone or online
After you establish an eligible fund account, you can exchange fund shares by phone or online if:
o You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account
o    The fund into which you are exchanging offers the same class of shares
o You are not exchanging more than $500,000 worth of shares per account per day
o    You can provide the proper account identification information

In writing, by mail or by fax
You can exchange fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
o    The name, social security number and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o    The class of shares you are exchanging
o    The dollar amount or number of shares you are exchanging

Selling shares

Through your investment firm
Normally, your investment firm will send your request to sell shares to the fund's transfer agent. Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

By phone or online
If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by phone or online. You may sell fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply). You may not sell your shares by phone or online if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

In writing, by mail or by fax
You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by fax.

Buying, exchanging and selling shares


How to contact us


By phone

For information or to request a telephone transaction between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-800-225-6292

To request a transaction using FactFone(SM) call
1-800-225-4321

Telecommunications Device for the Deaf (TDD)
1-800-225-1997


By mail

Send your written instructions to:
Pioneer Investment Management

Shareholder Services, Inc.

P.O. Box 55014
Boston, Massachusetts 02205-5014

Pioneer website
www.pioneerinvestments.com

By fax
Fax your exchange and sale requests to:
1-800-225-4240

Excessive trading
Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:
o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.
o The fund imposes limitations on the number of exchanges out of an account holding the fund's Class A, Class B, Class C and Class R shares that may occur in any calendar year. See "Exchange limitation."

Buying, exchanging and selling shares


The fund may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future. The fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

Account options
See the account application form for more details on each of the following options.

Automatic investment plans
You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

Pioneer Investomatic Plan
If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges
You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:
o    You must select exchanges on a monthly or quarterly basis
o Both the originating and receiving accounts must have identical registrations
o    The originating account must have a minimum balance of $5,000

You may have to pay income taxes on an exchange.

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Directed dividends
You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
o Your account must have a total value of at least $10,000 when you establish your plan
o    You must request a periodic withdrawal of at least $50
o You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)


Systematic sales of fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary

Buying, exchanging and selling shares


initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.

Direct deposit
If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Voluntary tax withholding
You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Shareowner services


Pioneer website
www.pioneerinvestments.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
o    Your current account information
o    Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds
o    A copy of Pioneer's privacy notice

If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
o    Obtain current information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
o    Request account statements

If you plan to use FactFone(SM) to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM).

Household delivery of fund documents
With your consent, Pioneer may send a single proxy statement, prospectus and shareowner report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareowner reports to you within 30 days after receiving your notice.

Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Buying, exchanging and selling shares


Tax information
In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

TDD 1-800-225-1997
If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.

Privacy
The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.


Shareowner account policies


Signature guarantees and other requirements
You are required to obtain a signature guarantee when:
o    Requesting certain types of exchanges or sales of fund shares
o    Redeeming shares for which you hold a share certificate
o    Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The fund may accept other forms of guarantee from financial intermediaries in limited circumstances.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Exchange limitation
You may only make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund. The fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached,

Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Internal Revenue Code. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

Minimum account size
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

Telephone and website access
You may have difficulty contacting the fund by telephone or accessing pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerinvestments.com or reach the fund by telephone, you should communicate with the fund in writing.

Share certificates
The fund does not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.

Other policies
The fund and the distributor reserve the right to:
o    reject any purchase or exchange order for any reason, without prior notice
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

Buying, exchanging and selling shares


The fund reserves the right to:
o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

Dividends, capital gains and taxes


Dividends and capital gains
The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

Taxes
For U.S. federal income tax purposes, distributions from the fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Distributions from the fund's net short-term capital gains are taxable as ordinary income. Dividends are taxable either as ordinary income or, if so designated by the fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal, state, local and foreign tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of qualified dividend income and other U.S. federal income tax considerations that may affect the fund and its shareowners.


--------------------------------------------------------------------------------

Sales and exchanges may be taxable transactions to shareowners.

--------------------------------------------------------------------------------

Financial highlights


The financial highlights table helps you understand the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class A, Class B and Class C shares of the fund (assuming reinvestment of all dividends and distributions).

For periods prior to the reorganization on February 25, 2005, the total returns in the table represent the rate that you would have earned or lost on an investment in Cullen Value Fund, the predecessor to Pioneer Cullen Value Fund (assuming reinvestment of all dividends and distributions).

The information below for the fiscal years ended June 30, 2005 and June 30, 2006 has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The information below for the fiscal year ended June 30, 2004 and prior periods has been audited by PricewaterhouseCoopers LLP, the fund's previous independent registered public accounting firm. The annual report is available upon request.

Pioneer Cullen Value Fund


Class A shares

                                          Year Ended     Year Ended     Year Ended    Year Ended     Year Ended
                                           6/30/06        6/30/05        6/30/04        6/30/03       6/30/02
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   16.19      $   13.96      $   11.27      $   11.90      $   11.34
                                         ---------------------------------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income                  $    0.14      $    0.05      $    0.02      $    0.04      $    0.03
  Net realized and unrealized gain
   (loss) on investments                      2.23           2.55           2.71          (0.64)          0.59
                                         ---------------------------------------------------------------------
   Net increase (decrease) from
     investment operations               $    2.37      $    2.60      $    2.73      $   (0.60)     $    0.62
Distributions to shareowners:
  Net investment income                      (0.06)         (0.03)         (0.04)         (0.03)            --
  Net realized gain                          (0.22)         (0.34)            --             --          (0.06)
                                         ---------------------------------------------------------------------
Net increase (decrease) in net
  asset value                            $    2.09      $    2.23      $    2.69      $   (0.63)     $    0.56
                                         ---------------------------------------------------------------------
Net asset value, end of period           $   18.28      $   16.19      $   13.96      $   11.27      $   11.90
                                         =====================================================================
Total return*                                14.73%         18.81%         24.24%         (5.04)%         5.52%
Ratio of net expenses to average
  net assets+                                 1.15%          1.66%          1.92%          2.22%          2.33%
Ratio of net investment income (loss)
  to average net assets+                      1.57%          0.62%          0.32%          0.30%         (0.01)%
Portfolio turnover rate                         21%            49%            70%            71%            44%
Net assets, end of period
  (in thousands)                         $ 809,593      $  98,690      $  33,089      $  22,235      $  16,501
Ratios with no reimbursement of
  management fees and assumption
  of expenses by PIM and no
  reduction for fees
  paid indirectly:
  Net expenses                                1.15%          1.64%          1.92%          2.22%          2.33%
  Net investment income (loss)                1.57%          0.64%          0.32%          0.30%         (0.01)%
Ratios with reimbursement of
  management fees and assumption
  of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                1.15%          1.66%          2.00%          2.00%          2.00%
  Net investment income                       1.57%          0.62%          0.24%          0.52%          0.31%
--------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratios with no reduction for fees paid indirectly.

Financial highlights


Pioneer Cullen Value Fund


Class B shares


                                                                            2/28/05 (a)
                                                                Year Ended      to
                                                                  6/30/06     6/30/05
--------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  16.15      $  16.05
                                                                ----------------------
Increase from investment operations:
  Net investment income                                         $   0.04      $   0.01
  Net realized and unrealized gain on investments                   2.16          0.09
                                                                ----------------------
   Net increase from investment operations                      $   2.20      $   0.10
                                                                ----------------------
Distributions to shareowners:
  Net investment income                                         $  (0.02)     $     --
  Net realized gain                                                (0.22)           --
                                                                ----------------------
Net increase in net asset value                                 $   1.96      $   0.10
                                                                ----------------------
Net asset value, end of period                                  $  18.11      $  16.15
                                                                ======================
Total return*                                                      13.66%         0.62%***
Ratio of net expenses to average net assets+                        2.09%         2.10%**
Ratio of net investment income to average net assets+               0.56%         0.40%**
Portfolio turnover rate                                               21%           49%***
Net assets, end of period (in thousands)                        $ 62,860      $ 12,454
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                      2.09%         2.19%**
  Net investment income                                             0.56%         0.31%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      2.09%         2.10%**
  Net investment income                                             0.56%         0.40%**
--------------------------------------------------------------------------------------

(a)  Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
***  Not annualized
+    Ratios with no reduction for fees paid indirectly.

Pioneer Cullen Value Fund


Class C shares


                                                                            2/28/05 (a)
                                                                Year Ended      to
                                                                  6/30/06     6/30/05
--------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  16.15      $  16.05
                                                                ----------------------
Increase from investment operations:
  Net investment income                                         $   0.05      $   0.01
  Net realized and unrealized gain on investments                   2.17          0.09
                                                                ----------------------
   Net increase from investment operations                      $   2.22      $   0.10
                                                                ----------------------
Distributions to shareowners:
  Net investment income                                         $  (0.03)     $     --
  Net realized gain                                                (0.22)           --
                                                                ----------------------
Net increase in net asset value                                 $   1.97      $   0.10
                                                                ----------------------
Net asset value, end of period                                  $  18.12      $  16.15
                                                                ======================
Total return*                                                      13.81%         0.62%***
Ratio of net expenses to average net assets+                        1.94%         2.15%**
Ratio of net investment income to average net assets+               0.83%         0.34%**
Portfolio turnover rate                                               21%           49%***
Net assets, end of period (in thousands)                        $239,241      $ 15,560
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                      1.94%         2.27%**
  Net investment income                                             0.83%         0.22%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      1.94%         2.15%**
  Net investment income                                             0.83%         0.34%**
--------------------------------------------------------------------------------------

(a)  Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
*    Annualized
***  Not annualized
+    Ratios with no reduction for fees paid indirectly.

                                      Notes

                                      Notes

                                      Notes

Pioneer
Cullen Value Fund

You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

The fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerinvestments.com.

Shareowner reports
Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerinvestments.com

You can also review and copy the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-21664)


[LOGO] PIONEER
       Investments(R)

Pioneer Funds Distributor, Inc.
60 State Street                                                    20046-00-1106
Boston, MA 02109                         (C)2006 Pioneer Funds Distributor, Inc.
                                                                     Member SIPC
www.pioneerinvestments.com

PIONEER
--------------------------------------------------------------------------------
CULLEN VALUE FUND


                                                Prospectus

                                                November 1, 2006

                                                Class R Shares





Contents


Basic information about the fund ..............  1
Management .................................... 11
Buying, exchanging and selling shares ......... 13
Dividends, capital gains and taxes ............ 30
Financial highlights .......................... 31

Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

--------------------------------------------------------------------------------
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contact your investment professional to discuss how the fund fits into your portfolio.
--------------------------------------------------------------------------------

Basic information about the fund

Investment objectives
Capital appreciation. Current income is a secondary objective.

Principal investment strategies
The fund invests primarily in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

Investments in non-U.S. securities
The fund may invest up to 30% of its total assets in securities of non-U.S. issuers. Up to 10% of the fund's total assets may be invested in securities of emerging market issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.

The fund uses a "value" style of management. Pioneer Investment Management, Inc., the fund's investment adviser, has engaged Cullen Capital Management LLC to act as the fund's subadviser under Pioneer's supervision. Using this investment style, the subadviser seeks securities selling at substantial discounts to their underlying values. The subadviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the subadviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. The subadviser also considers a security's potential to provide current income. The subadviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The subadviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the subadviser looks for in selecting investments include:
o a below average price/earnings ratio as compared to that of the Standard & Poor's (S&P) 500 Stock Index; and
o above average projected earnings growth as compared to that of the S&P 500 Stock Index.

The subadviser generally sells a portfolio security when it believes that the security's market value reflects its underlying value. The subadviser makes that determination based upon the same criteria it uses to select portfolio securities.

Basic information about the fund

Principal risks of investing in the fund
You could lose money on your investment or not make as much as if you invested elsewhere if:
o The stock market goes down or performs poorly relative to other investments (this risk may be greater in the short term)
o    Large, mid-size or value stocks fall out of favor with investors
o The fund's investments remain undervalued or do not have the potential value originally expected

The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Risks of mid-size companies
The fund also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:
o    Be more sensitive to changes in earnings results and investor expectations
o    Have more limited product lines and capital resources
o    Experience sharper swings in market values
o    Be harder to sell at the times and prices the subadviser thinks appropriate
o    Offer greater potential for gain and loss

Risks of non-U.S. investments
Investing in Canadian and other non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect the securities markets
o    Withholding and other non-U.S. taxes may decrease the fund's return

Market segment risks
To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Basic information about the fund

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund acquired the assets and liabilities of Cullen Value Fund (the predecessor fund) on February 25, 2005. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

The performance of Class R shares of the fund includes the net asset value performance of the predecessor fund's single class of shares prior to the reorganization, which has been restated to reflect the higher distribution and service fees of Class R shares.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance
The chart shows the year-by-year performance of the fund's Class R shares.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares is based on the net asset value performance of the fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. You do not pay a sales charge on purchases or redemptions of Class R shares.

Annual return Class R shares (%)
(Year ended December 31)


[The following data was represented as a bar chart in the printed material]

'01                 1.62
'02                -8.38
'03                37.38
'04                13.58
'05                12.77

The highest calendar quarterly return was 18.97% (9/30/2003 to 12/31/2003) The lowest calendar quarterly return was -18.09% (6/30/2002 to 9/30/2002)

At September 30, 2006, the year-to-date return was 10.11%.

Basic information about the fund

Comparison with the Standard & Poor's 500 Index
The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is an unmanaged measure of the performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market.

Unlike the fund, the index is not managed and does not incur expenses. The table:
o    Assumes that you sell your shares at the end of the period
o    Assumes that you reinvest all of your dividends and distributions

The performance of Class R shares for the period prior to the commencement of operations of Class R shares is based on the net asset value performance of the fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares.

You do not pay a sales charge on purchases or redemptions of Class R shares.

Average annual total return (%)
(for periods ended December 31, 2005)

                                                                     Since        Inception
                                            1 Year     5 Years    Inception           Date#
--------------------------------------------------------------------------------------------------
Class R                                                                           7/1/00
Return before taxes                           12.77       10.38       11.02
--------------------------------------------------------------------------------------------------
Return after taxes
on distributions                              12.50       10.07       10.72
--------------------------------------------------------------------------------------------------
Return after taxes
on distributions
and sale of shares                             8.66       8.89         9.49
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index
(reflects no deduction for taxes)              4.91       0.54        -0.89
--------------------------------------------------------------------------------------------------

# Inception date of the predecessor fund's single class of shares. Class R shares are expected to commence operations in November 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                                       Class R
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) when you sell shares                   None
--------------------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                              Class R
--------------------------------------------------------------------------------
Management Fee                                                             0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                   0.50%
--------------------------------------------------------------------------------
Other Expenses(1)                                                          0.55%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                                    1.75%
--------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitation(3)                                -0.35%
--------------------------------------------------------------------------------
Net Expenses(3)                                                            1.40%
--------------------------------------------------------------------------------

Basic information about the fund

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same and e) Pioneer's contractual expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           Number of years you own your shares
                                        ----------------------------------------
                                               1         3         5          10
--------------------------------------------------------------------------------
Class R                                     $143      $517      $916      $2,033
--------------------------------------------------------------------------------

1    Other expenses are based on estimated amounts for the current fiscal year.

2 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

3 Net expenses in the table reflect the expense limitation currently in effect, under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class R shares expenses to 1.40% of the average daily net assets attributable to Class R shares. This expense limitation is in effect through November 1, 2007. There can be no assurance that Pioneer will extend the expense limitation beyond such time. See the statement of additional information for details regarding the expense limitation agreement.

Non-principal investment strategies and related risks
As discussed, the fund invests primarily in equity securities.

This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Debt securities
The fund may invest up to 10% of its total assets in debt securities of U.S. and non-U.S. corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities including below investment grade convertible debt securities. The fund invests in debt securities when the subadviser believes they are consistent with the fund's investment objectives of capital appreciation and, secondarily, current income, to diversify the fund's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors that could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Cash management and temporary investments
Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Basic information about the fund

Short-term trading
The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

See "Financial highlights" for actual annual turnover rates.

Derivatives
The fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, the fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
o As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
o    As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. The fund will only invest in derivatives to the extent the subadviser believes these investments do not prevent the fund from seeking its investment objectives.

Management

Pioneer, the fund's investment adviser,
oversees the fund's operations and supervises the fund's subadviser, which is responsible for the day-to-day management of the fund's portfolio.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of September 30, 2006, assets under management were approximately $275 billion worldwide, including over $70 billion in assets under management by Pioneer.

Investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule that would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval.

Investment subadviser
Cullen Capital Management LLC ("Cullen"), the fund's subadviser, is an investment advisory firm that was established in 2000. As of September 30, 2006, Cullen had approximately $2.4 billion in net assets under management. Cullen is located at 645 Fifth Avenue, New York, New York 10022.

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of James P. Cullen (lead manager), President of Cullen (since 2000), John C. Gould, Executive Vice President of Cullen (since 2000) and Brooks H. Cullen, Vice President of Cullen (since 2000).

The fund's statement of additional information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the fund.

Management

Management fee
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.70% of the fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion and 0.55% on assets over $3 billion. The fee is accrued daily and paid monthly.

Pioneer, and not the fund, pays a portion of the fee it receives from the fund to Cullen as compensation for Cullen's subadvisory services to the fund.

A discussion regarding the basis for the Board of Trustees' approval of the management contract will be available in the fund's semiannual report to shareholders, dated December 31, 2006.

Distributor and transfer agent
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Disclosure of portfolio holdings
The fund's policies and procedures with respect to disclosure of the fund's portfolio securities are described in the statement of additional information and on Pioneer's website at www.pioneerinvestments.com.

Buying, exchanging and selling shares

Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses a security's fair value. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. All valuations of securities on a fair value basis are made pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services.

The fund uses the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events in the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.

Certain types of securities, including those discussed in this paragraph, are priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that the fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Buying, exchanging and selling shares

You buy or sell Class R shares at the share price.

--------------------------------------------------------------------------------
Share price
The net asset value per share calculated on the day of your transaction.
--------------------------------------------------------------------------------

Eligible Class R share investors
Class R shares are available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares also are available to IRA rollovers from eligible retirement plans that offered one or more Class R share Pioneer funds as investment options. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Other classes of shares of the fund may be offered through one or more separate prospectuses. Eligible Class R share investors are also eligible to purchase these other classes. However, plan participants may only purchase classes of shares that are available through their plan. Each class has different sales charges and expenses.

Your investment professional can help you determine which class is appropriate. You should ask your investment professional if you qualify for a waiver of sales charges on another class. If you do qualify, another class of shares may be more appropriate for you. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for the plan. Your investment firm may receive different compensation depending upon which class is chosen.

Distribution and service plans
The fund has adopted a distribution plan for Class R shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Class R distribution plan, the fund pays distribution fees of 0.50% of average daily net assets attributable to Class R shares to the distributor. The distributor uses this fee, among other things, to compensate broker-dealers who engage in or support the distribution of the fund's Class R shares. Because these fees are an ongoing expense of the fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

The fund has also adopted a separate service plan for Class R shares. Under the service plan, the fund may pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the fund a service fee of up to 0.25% of average daily net assets attributable to Class R shares held by such plan participants. The services provided under the service plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the fund.

Additional payments to financial intermediaries
You indirectly compensate the financial intermediary through which you buy shares of the fund, as a result of the fund paying Rule 12b-1 fees.

Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of the fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments could be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries for providing certain administrative services and transaction processing services.

Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the

Buying, exchanging and selling shares

Pioneer funds' assets. Although an intermediary may request additional compensation from Pioneer to offset costs incurred by the financial intermediary in servicing its clients, the intermediary may earn a profit on these payments, if the amount of the payment may exceed the intermediary's costs.

The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.

Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the funds.

Sales charges
You buy Class R shares at net asset value per share. The fund does not impose any initial or contingent deferred sales charge on Class R shares.

Information for Plan Participants
Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares. Shareowner services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants' investments in the fund.

The fund allows you to exchange your Class R shares for Class R shares of another Pioneer fund that is available through your plan. Exchanges are made at net asset value.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus. Other Pioneer funds may not be available in certain retirement plans.

Information for Plan Sponsors and Administrators

Opening an account
Eligible retirement plans generally may open an account and purchase Class R shares by contacting any investment firm or plan administrator authorized to sell the fund's shares. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator or by calling the Retirement Plans Department at 1-800-622-0176.

If the retirement plan invests in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to an investment in the fund, and the investment professional or intermediary may charge a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. In addition, the options and services available to a retirement plan may be different from those discussed in this prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Minimum investment amounts
There is no minimum initial amount for Class R share investments.

Account options
Use an account application to select options and privileges for accounts opened on behalf of the retirement plan. A retirement plan can change the selection of account options available to the plan and its participants at any time by sending a completed account options form to the transfer agent. Plan sponsors may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-622-0176

Share price
If the plan or a participant in the plan places an order to purchase, exchange or sell shares through a plan administrator or broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), the transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange that day. If the order is placed through a plan administrator or broker-dealer after 4:00 p.m., or the order is not in good

Buying, exchanging and selling shares

order, the transaction will be completed at the share price next determined after the order is received in good order by the fund. The plan administrator or broker-dealer is responsible for transmitting the order to the fund in a timely manner.

--------------------------------------------------------------------------------
Good order means that:
o    The plan or its agents have provided adequate instructions
o    There are no outstanding claims against the account
o    There are no transaction limitations on the account
o    The plan or its agent's request includes a signature guarantee if the plan:
     -    Is selling over $100,000 or exchanging over $500,000 worth of shares
     -    Changed its account registration or address within the last 30 days
     - Instructs the transfer agent to mail the check to an address different from the one on the account
     -    Wants the check paid to someone other than the account owner(s)
     - Is transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

Buying
Plans and their participants can buy Class R shares at net asset value per share. The distributor may reject any order until it has confirmed the order in writing and received payment.

Normally, the plan's investment firm will send a purchase request to the fund's transfer agent. Consult the plan's investment professional for more information. The investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for purchase of fund shares by the plan or plan participants.

Exchanging
The fund allows plans and plan participants to exchange Class R shares at net asset value.

Selling
Class R shares will be sold at net asset value per share next calculated after the fund or its authorized agent, such as broker-dealers, receives a request in good order.

The fund generally will send any sale proceeds to the plan's custodian by check, bank wire or electronic funds transfer. Normally, sales proceeds will be paid within seven days. If the plan recently purchased the shares being sold, the fund may delay payment of the sale proceeds until the check has cleared. This may take up to 15 calendar days from the purchase date. If a signature guarantee is required, the plan must submit its request in writing.

Information for IRA Rollover Accounts

Opening your account
IRA Rollover Accounts may be eligible to open an account and purchase Class R shares by contacting any investment firm authorized to sell the fund's shares. You can obtain an application from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176. You may also open your Class R share account by completing an account application and sending it to the transfer agent by mail or by fax.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. In addition, the options and services available to you may be different from those discussed in this prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Minimum account size for IRA Rollovers
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold.

Minimum investment amounts
There is no minimum initial amount for Class R share investments.

Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-622-0176

Buying, exchanging and selling shares

Share price
If you place an order to purchase, exchange or sell shares with the transfer agent or a broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. The broker-dealer is responsible for transmitting your order to the fund in a timely manner.

--------------------------------------------------------------------------------
Good order means that:
o    You have provided adequate instructions
o    There are no outstanding claims against your account
o    There are no transaction limitations on your account
o    The request includes a signature guarantee if you:
     -    Are selling over $100,000 or exchanging over $500,000 worth of shares
     -    Changed your account registration or address within the last 30 days
     - Instruct the transfer agent to mail the check to an address different from the one on your account
     -    Want the check paid to someone other than the account owner(s)
     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

Buying
You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you are an eligible investor and do not have an investment firm, please call 1-800-622-0176 for information on how to locate an investment professional in your area.

You can buy Class R shares at net asset value per share. The distributor may reject any order until it has confirmed the order in writing and received payment. Normally, your investment firm will send your purchase request to the fund's transfer agent. Consult your investment professional for more information. Your investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for your purchase of fund shares.

Exchanging
You may exchange Class R shares for the Class R shares of another Pioneer mutual fund.

The fund allows you to exchange your Class R shares at net asset value.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus. Other Pioneer funds may not be available in certain retirement plans.

You can exchange fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
o    The name, social security number and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o    The class of shares you are exchanging
o    The dollar amount or number of shares you are exchanging

By phone
After you establish an eligible fund account, you can exchange fund shares by phone if:
o You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account
o    The fund into which you are exchanging offers the same class of shares
o You are not exchanging more than $500,000 worth of shares per account per day
o    You can provide the proper account identification information

Selling
Normally, your investment firm will send your request to sell shares to the fund's transfer agent. Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date. If a signature guarantee is required, you must submit your request in writing.

You generally may sell fund shares by phone only if your account is an IRA (tax penalties may apply). You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

Buying, exchanging and selling shares

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by fax.

Sales may be taxable transactions to shareowners.

--------------------------------------------------------------------------------
You may incur taxes and tax penalties if the proceeds are sent to the beneficiary of the IRA.
--------------------------------------------------------------------------------

Account options
See the account application form for more details on each of the following options.

Automatic exchanges
You can automatically exchange your fund shares for Class R shares of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:
o    You must select exchanges on a monthly or quarterly basis
o Both the originating and receiving accounts must have identical registrations
o    The originating account must have a minimum balance of $5,000

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500. If you are under 591/2, taxes and tax penalties may apply.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Directed dividends
If you are over the age of 591/2, you can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
o Your account must have a total value of at least $10,000 when you establish your plan
o    You must request a periodic withdrawal of at least $50
o You may not request a periodic withdrawal of more than 10% of the value of any Class R share account (valued at the time the plan is implemented)

The above limits are waived for required minimum distributions from your IRA Rollover account.

Systematic sales of fund shares may be taxable transactions for you unless you are exempt from tax.

Direct deposit
If you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Buying, exchanging and selling shares

Information for All Shareowners

Shareowner services
For plan participants, shareowner services may only be available through the plan administrator and may be different than those described in this prospectus. Participants should contact the appropriate plan administrator for information regarding the administration of participants' investments in the fund.

Pioneer website
www.pioneerinvestments.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
o Current account information if your shares are registered in your own name and not the name of your plan or other intermediary
o    Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds
o    A copy of Pioneer's privacy notice

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
o    Obtain current information on your Pioneer IRA Rollover accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o    Request account statements

If your account is registered in the name of an employer-sponsored retirement plan, broker-dealer or other third party, you may not be able to use FactFone(SM) to obtain account information.

Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. Plans and IRA Rollover accounts will be sent confirmation statements showing the details of your transactions as they occur.

Tax information for IRA Rollovers
In January following the year in which you take a reportable distribution, the transfer agent will mail you a tax form reflecting the total amount(s) of distribution(s) received by the end of January.

Privacy
The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies

Identity verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value (less applicable sales charges) on the date of redemption.

Signature guarantees and other requirements
Plans and IRA Rollover Accounts are required to obtain a signature guarantee when:
o    Requesting certain types of exchanges or sales of fund shares
o    Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The fund may accept other forms of guarantee from financial intermediaries in limited circumstances.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

In kind purchases
Pioneer may accept securities to purchase shares of the fund in lieu of cash provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you exchange for cash in an amount equal to the value of the fund shares that you receive in exchange. Your sales

Buying, exchanging and selling shares

charge for purchases of fund shares will be based upon the value of the fund shares that you receive. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.

Exchange limitation
You may only make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund. The fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Internal Revenue Code. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

Excessive trading
Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:
o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.

In addition to monitoring trades, the policies and procedures provide that:
o The fund imposes limitations on the number of exchanges out of an account holding the fund's Class A, Class B, Class C and Class R shares that may occur in any calendar year. See "Exchange limitation."

The fund may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future. The fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

Buying, exchanging and selling shares

Telephone and website access
You may have difficulty contacting the fund by telephone or accessing pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerinvestments.com or reach the fund by telephone, you should communicate with the fund in writing.

Share certificates
The fund does not offer share certificates. Shares are electronically recorded.

Other policies
The fund and the distributor reserve the right to:
o    reject any purchase or exchange order for any reason, without prior notice
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The fund reserves the right to:
o    stop offering Class R shares
o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash
o charge transfer, shareholder servicing or similar agent fees, such as an account maintenance fee for small balance accounts, directly to accounts upon at least 30 days' notice. The fund may do this by deducting the fee from your distribution of dividends and/or by redeeming shares to the extent necessary to cover the fee

How to contact us

By phone
For information or to request a telephone transaction between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-622-0176

To request a transaction using FactFone(SM) call
1-800-225-4321

Telecommunications Device for the Deaf (TDD)
1-800-225-1997

By mail
Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Pioneer website
www.pioneerinvestments.com

By fax
Fax your exchange and sale requests to:
1-800-225-4240

Dividends, capital gains and taxes

Dividends and capital gains
The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and, unless you are exempt from tax, you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

Taxes
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales or exchanges of fund shares. However, in the case of fund shares held through a nonqualified deferred compensation plan, fund dividends and distributions received by the plan and sales and exchanges of fund shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in the fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income.

You must provide your social security number or other taxpayer identification number to the fund along with any certifications required by the Internal Revenue Service when you open an account.

You should ask your tax adviser about any federal, state, local and foreign tax considerations. You may also consult the fund's statement of additional information for a more detailed discussion of U.S. federal income tax considerations that may affect the fund and its shareowners.

Financial highlights

The financial highlights table helps you understand the fund's financial performance for the past five years.

Class A share information is presented because Class R shares have no operating history. Class R shares will have different performance and different annual operating expenses.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class A shares of the fund (assuming reinvestment of all dividends and distributions).

For periods prior to the reorganization on February 25, 2005, the total returns in the table represent the rate that you would have earned or lost on an investment in Cullen Value Fund, the predecessor to Pioneer Cullen Value Fund (assuming reinvestment of all dividends and distributions).

The information below for the fiscal years ended June 30, 2005 and June 30, 2006 has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The information below for the fiscal year ended June 30, 2004 and prior periods has been audited by PricewaterhouseCoopers LLP, the fund's previous independent registered public accounting firm. The annual report is available upon request.

Financial highlights

Pioneer Cullen Value Fund


Class A shares

                                                  Year          Year          Year         Year          Year
                                                 Ended         Ended         Ended        Ended         Ended
                                                6/30/06       6/30/05       6/30/04      6/30/03       6/30/02
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   16.19     $   13.96     $   11.27     $   11.90     $   11.34
                                              -----------------------------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income                       $    0.14     $    0.05     $    0.02     $    0.04     $    0.03
  Net realized and unrealized gain (loss)
   on investments                                  2.23          2.55          2.71         (0.64)         0.59
                                              -----------------------------------------------------------------
   Net increase (decrease) from
     investment operations                    $    2.37     $    2.60     $    2.73     $   (0.60)    $    0.62
Distributions to shareowners:
  Net investment income                           (0.06)        (0.03)        (0.04)        (0.03)           --
  Net realized gain                               (0.22)        (0.34)           --            --         (0.06)
                                              -----------------------------------------------------------------
Net increase (decrease) in net
  asset value                                 $    2.09     $    2.23     $    2.69     $   (0.63)    $    0.56
                                              -----------------------------------------------------------------
Net asset value, end of period                $   18.28     $   16.19     $   13.96     $   11.27     $   11.90
                                              =================================================================
Total return*                                     14.73%        18.81%        24.24%        (5.04)%        5.52%
Ratio of net expenses to average
  net assets+                                      1.15%         1.66%         1.92%         2.22%         2.33%
Ratio of net investment income (loss)
  to average net assets+                           1.57%         0.62%         0.32%         0.30%        (0.01)%
Portfolio turnover rate                              21%           49%           70%           71%           44%
Net assets, end of period (in thousands)      $ 809,593     $  98,690     $  33,089     $  22,235     $  16,501
Ratios with no reimbursement of
  management fees and assumption
  of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                     1.15%         1.64%         1.92%         2.22%         2.33%
  Net investment income (loss)                     1.57%         0.64%         0.32%         0.30%        (0.01)%
Ratios with reimbursement of
  management fees and assumption
  of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                     1.15%         1.66%         2.00%         2.00%         2.00%
  Net investment income                            1.57%         0.62%         0.24%         0.52%         0.31%
--------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

                                      Notes

Pioneer
Cullen Value Fund

You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-622-0176.

The fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerinvestments.com.

Shareowner reports
Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerinvestments.com

You can also review and copy the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-21664)


[LOGO] PIONEER
       Investments(R)

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   20047-00-1106
                                         (C)2006 Pioneer Funds Distributor, Inc.
www.pioneerinvestments.com                                           Member SIPC

PIONEER

--------------------------------------------------------------------------------
CULLEN VALUE FUND


Prospectus

November 1, 2006

Class Y Shares

Contents
--------------------------------------------------------------------------------

Basic information about the fund ..............  1
Management .................................... 10
Buying, exchanging and selling shares ......... 12
Dividends, capital gains and taxes ............ 30
Financial highlights .......................... 31


[LOGO] PIONEER
       Investments(R)

Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

--------------------------------------------------------------------------------
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Contact your investment professional to discuss how the fund fits into your portfolio.
--------------------------------------------------------------------------------

Basic information about the fund


Investment objectives

Capital appreciation. Current income is a secondary objective.

Principal investment strategies

The fund invests primarily in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

Investments in non-U.S. securities

The fund may invest up to 30% of its total assets in securities of non-U.S. issuers. Up to 10% of the fund's total assets may be invested in securities of emerging market issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.

The fund uses a "value" style of management. Pioneer Investment Management, Inc., the fund's investment adviser, has engaged Cullen Capital Management LLC to act as the fund's subadviser under Pioneer's supervision. Using this investment style, the subadviser seeks securities selling at substantial discounts to their underlying values. The subadviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the subadviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. The subadviser also considers a security's potential to provide current income. The subadviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The subadviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the subadviser looks for in selecting investments include:

o a below average price/earnings ratio as compared to that of the Standard & Poor's (S&P) 500 Stock Index; and
o above average projected earnings growth as compared to that of the S&P 500 Stock Index.

The subadviser generally sells a portfolio security when it believes that the security's market value reflects its underlying value. The subadviser makes that determination based upon the same criteria it uses to select portfolio securities.

Basic information about the fund


Principal risks of investing in the fund

You could lose money on your investment or not make as much as if you invested elsewhere if:

o The stock market goes down or performs poorly relative to other investments (this risk may be greater in the short term)
o  Large, mid-size or value stocks fall out of favor with investors
o The fund's investments remain undervalued or do not have the potential value originally expected

The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Risks of mid-size companies

The fund also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:

o  Be more sensitive to changes in earnings results and investor expectations
o  Have more limited product lines and capital resources
o  Experience sharper swings in market values
o  Be harder to sell at the times and prices the subadviser thinks appropriate
o  Offer greater potential for gain and loss

Risks of non-U.S. investments

Investing in Canadian and other non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect the securities markets
o  Withholding and other non-U.S. taxes may decrease the fund's return

Market segment risks

To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Basic information about the fund


The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund acquired the assets and liabilities of Cullen Value Fund (the predecessor fund) on February 25, 2005. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's single class of shares prior to the reorganization, which has not been restated to reflect any differences in expenses. The predecessor fund had higher expenses than those of Class Y shares of the fund.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance

The chart shows the year-by-year performance of the fund's Class Y shares.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

You do not pay a sales charge on purchases or redemptions of Class Y shares.

Annual return Class Y shares (%)
(Year ended December 31)

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-----------------------------------

'01                2.13%
'02               -7.92
'03               38.07
'04               14.14
'05               13.55
-----------------------------------

The highest calendar quarterly return was 19.12% (9/30/2003 to 12/31/2003)

The lowest calendar quarterly return was -17.98% (6/30/2002 to 9/30/2002)

At September 30, 2006, the year-to-date return was 10.79%.

Basic information about the fund


Comparison with the Standard & Poor's 500 Index

The table shows the average annual total returns for Class Y shares of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is an unmanaged measure of the performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market.

Unlike the fund, the index is not managed and does not incur expenses. The table:

o  Assumes that you sell your shares at the end of the period
o  Assumes that you reinvest all of your dividends and distributions


You do not pay a sales charge on purchases or redemptions of Class Y shares.


Average annual total return (%)
(for periods ended December 31, 2005)


                                                               Since  Inception
                                        1 Year   5 Years   Inception       Date#
--------------------------------------------------------------------------------
Class Y                                                                  7/1/00
Return before taxes                      13.55     10.97       11.61
--------------------------------------------------------------------------------
Return after taxes on distributions      13.26     10.66       11.31
--------------------------------------------------------------------------------
Return after taxes on distributions
and sale of shares                        9.18      9.42       10.02
--------------------------------------------------------------------------------
Standard & Poor's 500 Index
(reflects no deduction for taxes)         4.91      0.54       -0.89
--------------------------------------------------------------------------------



# Inception date of the predecessor fund's single class of shares. Class Y shares commenced operations on February 28, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



Shareowner fees
paid directly from your investment                                       Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) when you sell shares                   None
--------------------------------------------------------------------------------



Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                              Class Y
--------------------------------------------------------------------------------
Management Fee                                                             0.70%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                       0.00%
--------------------------------------------------------------------------------
Other Expenses                                                             0.13%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                    0.83%
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Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's total operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:



                                       Number of years you own your shares
                                 -----------------------------------------------
                                        1            3            5          10
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Class Y                               $85         $265         $460      $1,025
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(1) Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

Basic information about the fund


Non-principal investment strategies and related risks

As discussed, the fund invests primarily in equity securities.


This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Debt securities

The fund may invest up to 10% of its total assets in debt securities of U.S. and non-U.S. corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities including below investment grade convertible debt securities. The fund invests in debt securities when the subadviser believes they are consistent with the fund's investment objectives of capital appreciation and, secondarily, current income, to diversify the fund's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors that could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.


Cash management and temporary investments

Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Short-term trading

The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

See "Financial highlights" for actual annual turnover rates.

Derivatives

The fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, the fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:

o As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
o  As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative


Even a small investment in derivatives can have a significant impact on the fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. The fund will only invest in derivatives to the extent the subadviser believes these investments do not prevent the fund from seeking its investment objectives.

Management


Pioneer, the fund's investment adviser,

oversees the fund's operations and supervises the fund's subadviser, which is responsible for the day-to-day management of the fund's portfolio.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of September 30, 2006, assets under management were approximately $275 billion worldwide, including over $70 billion in assets under management by Pioneer.

Investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule that would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval.

Investment subadviser

Cullen Capital Management LLC ("Cullen"), the fund's subadviser, is an investment advisory firm that was established in 2000. As of September 30, 2006, Cullen had approximately $2.4 billion in net assets under management. Cullen is located at 645 Fifth Avenue, New York, New York 10022.

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of James P. Cullen (lead manager), President of Cullen (since 2000), John C. Gould, Executive Vice President of Cullen (since 2000) and Brooks H. Cullen, Vice President of Cullen (since 2000).

The fund's statement of additional information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the fund.

Management fee

The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.70% of the fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion and 0.55% on assets over $3 billion.

The fee is accrued daily and paid monthly.

Pioneer, and not the fund, pays a portion of the fee it receives from the fund to Cullen as compensation for Cullen's subadvisory services to the fund.

A discussion regarding the basis for the Board of Trustees' approval of the management contract will be available in the fund's semiannual report to shareholders, dated December 31, 2006.

Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Disclosure of portfolio holdings

The fund's policies and procedures with respect to disclosure of the fund's portfolio securities are described in the statement of additional information and on Pioneer's website at www.pioneerinvestments.com.

Buying, exchanging and selling shares

Net asset value


The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses a security's fair value. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. All valuations of securities on a fair value basis are made pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services.

The fund uses the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events in the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.

Certain types of securities, including those discussed in this paragraph, are priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that the fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

You buy or sell Class Y shares at the share price.

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   Share price
   The net asset value per share calculated on the day of your transaction.
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Distribution of Class Y shares

The distributor incurs the expenses of distributing the fund's Class Y shares, none of which are reimbursed by the fund or the Class Y shareowners. Distribution expenses include fees paid to broker-dealers which have sales agreements with the distributor and other parties, advertising expenses and the cost of printing and mailing prospectuses to potential investors.

Additional payments to financial intermediaries

Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of the fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments could be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries for providing certain administrative services and transaction processing services.

Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping

Buying, exchanging and selling shares


to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer funds' assets. Although an intermediary may request additional compensation from Pioneer to offset costs incurred by the financial intermediary in servicing its clients, the intermediary may earn a profit on these payments, if the amount of the payment may exceed the intermediary's costs.

The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.

Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the funds.

Opening your account

If you are an individual or other non-institutional investor, open your Class Y share account by completing an account application and sending it to the transfer agent by mail or by fax. If you are any other type of investor, please call the transfer agent to obtain a Class Y share account application and an account number.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

Account options

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55150
Boston, Massachusetts 02205-5150
Telephone 1-800-665-8839

Telephone transaction privileges

If your account is registered in your name, you can exchange or sell Class Y shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

Buying, exchanging and selling shares


When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.


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   By phone

   If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-665-8839 between 9:00 a.m. and 5:30 p.m. Eastern time on any weekday that the New York Stock Exchange is open.
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General rules on buying, exchanging and selling your fund shares

Share price

If you place an order to purchase, exchange or sell shares with the transfer agent or a broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. The broker-dealer is responsible for transmitting your order to the fund in a timely manner.

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Good order means that:

o  You have provided adequate instructions
o  There are no outstanding claims against your account
o  There are no transaction limitations on your account
o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
o  Your request includes a signature guarantee if you:
   - Are selling over $100,000 worth of shares and
   - Want the sale proceeds sent to an address other than your bank account of record or
   - Want the sale proceeds to be made payable to someone other than the account's record owners or
   - The account registration, address of record or bank account of record has changed within the last 30 days
   - Are selling or exchanging over $5 million worth of shares
   - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
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Buying

You can buy Class Y shares at net asset value per share. The fund does not impose any initial, contingent deferred or asset based sales charge on Class Y shares. The distributor may reject any order until it has confirmed it in writing and received payment.

You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of

Buying, exchanging and selling shares


determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you exchange for cash in an amount equal to the value of the fund shares that you receive in exchange. Your sales charge for purchases of fund shares will be based upon the value of the fund shares that you receive. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.

Minimum investment amount

Your initial Class Y share investment must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount. The fund may waive the initial investment amount.

Waivers of the minimum investment amount
The fund will accept an initial investment of less than $5 million if:

(a) The investment is made by a trust company or bank trust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

(b) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or

(c) The account is not represented by a broker/dealer and the investment is made by (1) an ERISA-qualified retirement plan that meets the requirements of Section 401 of the Internal Revenue Code, (2) an employer-sponsored retirement plan that meets the requirements of Sections 403 or 457 of the Internal Revenue Code, (3) a private foundation that meets the requirements of Section 501(c)(3) of the Internal Revenue Code or (4) an endowment or other organization that meets the requirements of Section 509(a)(1) of the Internal Revenue Code; or

(d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of Pioneer or its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor; or

(e) The investment is made through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include Class Y shares of the Pioneer mutual funds in their program. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services.

     You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class; or

(f)  The investment is made by another Pioneer fund

The fund reserves the right to waive the initial investment minimum in other circumstances.

Identity verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value (less applicable sales charges) on the date of redemption.

Exchanging

You may exchange your Class Y shares for the Class Y shares of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. The fund allows you to exchange your Class Y shares at net asset value without charging you either an initial or contingent deferred sales charge. Your exchanges are subject to certain limitations. See "Shareowner Account Policies - Exchange Limitation."

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling

Your Class Y shares will be sold at net asset value per share next calculated after the fund or its authorized agent, such as broker-dealers, receives your request in good order. If a signature guarantee is required, you must submit your request in writing.

The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased

Buying, exchanging and selling shares


the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.



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Other requirements

If you must use a written request to exchange or sell your Class Y shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.
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You may have to pay income taxes on a sale or an exchange.
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Buying shares

In writing, by mail or by fax

You can purchase Class Y shares by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

If you are registering an account in the name of a corporation or other fiduciary, you must send your completed account set-up forms to the transfer agent prior to making your initial purchase.

By wire

If you have an existing Class Y account, you may wire funds to purchase Class Y shares. Note, however, that:

o State Street Bank must receive your wire no later than 11:00 a.m. Eastern time on the business day after the fund receives your request to purchase shares
o If State Street Bank does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk
o Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank
o  Wire transfers may be restricted on holidays and at certain other times


Instruct your bank to wire funds to:
Receiving Bank:        State Street Bank
                       and Trust Company
                       225 Franklin Street
                       Boston, MA 02101
                       ABA Routing No. 011000028

For further credit to: Shareholder Name
                       Existing Pioneer
                       Account No.
                       Pioneer Cullen Value Fund


Through your investment firm
Consult your investment professional for more information.

Buying, exchanging and selling shares


Exchanging shares

In writing, by mail or by fax

You can exchange Class Y shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $5 million. Include in your letter:

o  The name and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $5 million
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o  The dollar amount or number of Class Y shares you are exchanging

By phone

After you establish your Class Y account, you can exchange fund shares by phone if:

o You are using the exchange to establish a new account, provided the new account has a registration identical to the original account
o  The fund into which you are exchanging offers Class Y shares
o You are not exchanging more than $5 million worth of shares per account per day
o  You can provide the proper account identification information

Through your investment firm

Consult your investment professional for more information about exchanging your shares.

Selling shares


In writing, by mail or by fax

You can sell some or all of your Class Y shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the dollar amount or number of Class Y shares to be sold and any other applicable requirements as described below.

o The transfer agent will send the sale proceeds to your address of record unless you provide other instructions
o  Your request must be signed by all registered owners
o The transfer agent will not process your request until it is received in good order

By fax

o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

By phone

o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

Through your investment firm

Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

Buying, exchanging and selling shares


How to contact us

By phone

For information or to request a telephone transaction between 9:00 a.m. and 5:30 p.m. (Eastern time) by speaking with a shareholder services representative call 1-800-665-8839

To use FactFoneSM call

1-800-225-4321

By mail

Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55150
Boston, Massachusetts 02205-5150

Pioneer website
www.pioneerinvestments.com

By fax
Fax your exchange and sale requests to:
1-888-294-4485

Excessive trading

Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:

o You sell shares within a short period of time after the shares were purchased;
o  You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.


The fund may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The fund may also restrict additional purchases

Buying, exchanging and selling shares


or exchanges in an account. Each of these steps may be taken, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future. The fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

Account options

Distribution options

The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Shareowner services
Pioneer website
www.pioneerinvestments.com

The website includes a full selection of information on mutual fund investing. You can also use the website to get:

o  Your current account information
o  Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds o A copy of Pioneer's privacy notice

FactFoneSM 1-800-225-4321
You can use FactFoneSM to:

o  Obtain current information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o  Request account statements

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFoneSM to obtain account information.

Buying, exchanging and selling shares


Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information

In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

Privacy

The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies
Signature guarantees and other requirements
You are required to obtain a signature guarantee when:

o  Requesting certain types of exchanges or sales of fund shares
o  Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The fund may accept other forms of guarantee from financial intermediaries in limited circumstances.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Minimum account size

The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

Telephone and website access

You may have difficulty contacting the fund by telephone or accessing pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center accordingly. If you are unable to access pioneerinvestments.com or reach the fund by telephone, you should communicate with the fund in writing.

Share certificates

The fund does not offer share certificates. Shares are electronically recorded.

Other policies
The fund and the distributor reserve the right to:

o  reject any purchase or exchange order for any reason, without prior notice
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The fund reserves the right to:

o  stop offering Class Y shares
o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

Dividends, capital gains and taxes

Dividends and capital gains

The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

Taxes
For U.S. federal income tax purposes, distributions from the fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Distributions from the fund's net short-term capital gains are taxable as ordinary income. Dividends are taxable either as ordinary income or, if so designated by the fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal, state, local and foreign tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of qualified dividend income and other U.S. federal income tax considerations that may affect the fund and its shareowners.

--------------------------------------------------------------------------------
Sales and exchanges may be taxable transactions to shareowners.
--------------------------------------------------------------------------------

Financial highlights


The financial highlights table helps you understand the fund's financial performance since the inception of Class Y shares.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class Y shares of the fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Financial highlights


Pioneer Cullen Value Fund

Class Y shares

                                                                                  2/28/05 (a)
                                                                 Year Ended           to
                                                                   6/30/06          6/30/05
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  16.20            $16.05
                                                                 ------------------------------
Increase from investment operations:
  Net investment income                                          $   0.10            $ 0.03
  Net realized and unrealized gain on investments                    2.33              0.12
                                                                 ------------------------------
   Net increase from investment operations                       $   2.43            $ 0.15
                                                                 ------------------------------
Distributions to shareowners:
  Net investment income                                          $  (0.07)           $    -
  Net realized gain                                                 (0.22)                -
                                                                 ------------------------------
Net increase in net asset value                                  $   2.14            $ 0.15
                                                                 ------------------------------
Net asset value, end of period                                   $  18.34            $16.20
                                                                 ==============================
Total return*                                                       15.12%             0.93%***
Ratio of net expenses to average net assets+                         0.83%             0.99%**
Ratio of net investment income to average net assets+                1.91%             1.60%**
Portfolio turnover rate                                                21%               49%***
Net assets, end of period (in thousands)                         $144,022            $5,082
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       0.83%             0.99%**
  Net investment income                                              1.91%             1.60%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       0.83%             0.99%**
  Net investment income                                              1.91%             1.60%**
-----------------------------------------------------------------------------------------------



(a) Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized
*** Not annualized
+   Ratios with no reduction for fees paid indirectly.

                                     Notes

Pioneer
Cullen Value Fund


You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-665-8839.

The fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerinvestments.com.

Shareowner reports
Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerinvestments.com

You can also review and copy the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-21664)



[LOGO] PIONEER
       Investments(R)

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   20048-00-1106
                                         (C)2006 Pioneer Funds Distributor, Inc.
www.pioneerinvestments.com                                           Member SIPC

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

       (a)(1) Agreement and Declaration of Trust.(1)
       (a)(2) Certificate of Trust.(1)
       (b)    Amended and Restated By-Laws.(6)
       (c)    None.
       (d)(1) Management Contract.(5)
       (d)(2) Sub-Advisory Agreement between Pioneer Investment
              Management, Inc. and Cullen Capital Management, LLC. (5)
       (e)(1) Underwriting Agreement.(5)
       (e)(2) Dealer Sales Agreement.(5)
       (f)    None.
       (g)    Custodian Agreement.(6)
       (h)(1) Investment Company Service Agreement.(6)
       (h)(2) Administration Agreement.(6)
       (h)(3) Expense Limit Agreement.(6)
       (i)    Opinion of Counsel.(2)
       (j)    Consent of Independent Registered Public Accounting Firm.(6)
       (k)    None.
       (m)(1) Class A Distribution Plan.(5)
       (m)(2) Class B Distribution Plan.(5)
       (m)(3) Class C Distribution Plan.(5)
       (m)(4) Class R Distribution Plan.(6)
       (m)(5) Class R Service Plan.(6)
       (n)    Multiclass Plan Pursuant to Rule 18f-3.(6)
       (o)    N/A
       (p)(1) Code of Ethics of the Pioneer Funds (5)
       (p)(2) Code of Ethics for Pioneer Investment Management, Inc. (5)
       (p)(2) Code of Ethics for Pioneer Funds Distributor, Inc. (5)
       (p)(2) Code of Ethics for Cullen Capital Management LLC.(4)
        N/A   Powers of Attorney.(3)
        N/A   Powers of Attorney (T. Perna).(6)
------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registration Statement (File Nos. 333-120144 and 811-21664)
as filed with the Securities and Exchange Commission (SEC) on November 1, 2004 (Accession No. 0001016964-04-000435).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's initial Registration Statement on Form N-14 (File No.
333-120226) as filed with the SEC on November 4, 2004 (Accession No. 0001145443-04-00124).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's amendment to the Registration Statement on Form N-14 (File No. 333-120226) as filed with the SEC on January 18, 2005 (Accession No. 0001016964-05-000008).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's amendment to the Registration Statement on Form N-1A
File Nos. 333-120144 and 811-21664) as filed with the SEC on February 10, 2005 (Accession No. 0001016964-05-000057).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's amendment to the Registration Statement on Form N-1A
File Nos. 333-120144 and 811-21664) as filed with the SEC on October 27, 2005 (Accession No. 0001306349-05-000017).

(6)  Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

     Except for the Agreement and Declaration of Trust, dated August 3, 2004, as amended from time to time (the "Declaration"), establishing Pioneer Series Trust III (the "Trust")as a stautory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified.
The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Fund or the appropriate Trust series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                              LLP, 60 State Street, Boston, Massachusetts 02109

     With respect to the information pertaining to Cullen Capital Management LLC, the Fund's investment subadviser, reference is hereby made to "Management - Investment subadviser" in the prospectuses. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Cullen Capital Management LLC, reference is made to the current Form ADV of Cullen Capital Management LLC filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference (File No. 801-57576).

Item 27.  Principal Underwriters

        (a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies.

Pioneer America Income Trust
Pioneer Balanced Fund
Pioneer Bond Fund
Pioneer Emerging Growth Fund
Pioneer Emerging Markets Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Europe Select Equity Fund
Pioneer Fund
Pioneer Fundamental Growth Fund
Pioneer Global High Yield Fund
Pioneer Growth Shares
Pioneer High Yield Fund
Pioneer Ibbotson Asset Allocation Series
Pioneer Independence Fund
Pioneer International Equity Fund
Pioneer International Value Fund
Pioneer Large Cap Value Fund
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Money Market Trust
Pioneer Protected Principal Trust
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Select Equity Fund
Pioneer Select Value Fund
Pioneer Series Trust I
Pioneer Series Trust II
Pioneer Series Trust III
Pioneer Series Trust IV
Pioneer Series Trust V
Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund
Pioneer Value Fund
Pioneer Variable Contracts Trust

         (b)    Directors and executive officers of Pioneer
                Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  TRUST

Kevin A. Rowell        President and  Director      None

Steven M. Graziano     Director and Executive
                       Vice President               None

Mark D. Goodwin        Executive Vice President     None

Julia Hoik             Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

John P. Davy           Senior Vice President        None

John J. Hanley         Senior Vice President        None

Alexander Sarafianos   Senior Vice President        None

Anthony J. Koenig      Treasurer                    None

Dorothy E. Bourassa    Vice President and Clerk     Secretary


The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

     The accounts and records are maintained at the Trust's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of October, 2006.

                                             PIONEER SERIES TRUST III



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
David R. Bock*                                                    )
David R. Bock                                                     )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Thomas J. Perna*                                                  )
Thomas J. Perna                                                   )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood               Dated: October 27, 2006)
         Osbert M. Hood
         Attorney-in-fact

                                  EXHIBIT INDEX



Exhibit
Number       Document Title


 (b)         Amended and Restated By-Laws
 (g)         Custodian Agreement
 (h)(1)      Investment Company Service Agreement
 (h)(2)      Administration Agreement
 (h)(3)      Expense Limit Agreement
 (m)(4)      Class R Distribution Plan
 (m)(5)      Class R Service Plan
 (n)         Multiclass Plan Pursuant to Rule 18f-3
 (j)         Consent of Independent Registered Public Accounting Firm
 N/A         Powers of Attorney (T. Perna)